Common shares (Details 1) (CAD)	12 Months Ended
Dec. 31, 2012
Proceeds	3,183,132
Less share issue costs incurred	(297,108)
Proceeds, net of issue costs	2,886,024
Number of common shares issued	4,258,005
Number of Warrants issued	4,258,005
Number of finder's warrants issued	244,816
Total number of warrants issued	4,502,821
Fair value attributed to Warrants issued	409,143
USD
Proceeds	3,193,505
March 2012
Proceeds	2,210,690
Less share issue costs incurred	(187,844)
Proceeds, net of issue costs	2,022,846
Number of common shares issued	2,954,672
Number of Warrants issued	2,954,672
Number of finder's warrants issued	162,416
Total number of warrants issued	3,117,088
Fair value attributed to Warrants issued	249,143
March 2012 | USD
Proceeds	2,216,005
May 04, 2012
Proceeds	972,442
Less share issue costs incurred	(109,264)
Proceeds, net of issue costs	863,178
Number of common shares issued	1,303,333
Number of Warrants issued	1,303,333
Number of finder's warrants issued	82,400
Total number of warrants issued	1,385,733
Fair value attributed to Warrants issued	160,000
May 04, 2012 | USD
Proceeds	977,500